Accumulated other comprehensive loss	6 Months Ended
Jun. 30, 2012
Accumulated other comprehensive loss (Abstract)
Accumulated other comprehensive loss
12. Accumulated other comprehensive loss:

The amounts in the accompanying balance sheets are analyzed as follows:

	December 31, 2011	June 30, 2012
Cash flows hedges unrealized loss	(22,904)	(16,360)
Cash flows hedges realized loss	(30,326)	(29,809)
Actuarial pension gain	2,104	2,205

Total	$ (51,126)	$ (43,964)